Deferred Charges, net (Tables)	6 Months Ended
Jun. 30, 2017
Deferred Charges, net
Schedule of deferred charges, net

Deferred charges, net consisted of the following (in thousands):

Drydocking and Special Survey Costs
As of January 1, 2016	$4,751
Additions	8,976
Amortization	(5,528)

As of December 31, 2016	8,199
Additions	4,516
Amortization	(3,403)

As of June 30, 2017	$9,312